BORROWINGS - Borrowings by Currency (Details) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 AUD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,913			$ 5,246
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	10,244			2,878
Brazilian real
Disclosure of detailed information about borrowings [line items]
Borrowings	1,692	R$ 8,826		1,379	R$ 7,695
Australian dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	949		$ 1,393	985		$ 1,357
Other
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 28			$ 4